SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE N – SUBSEQUENT EVENTS

On April 18, 2022, the Company issued a noteholder 9,291,521 shares of common stock in satisfaction of $20,000 principal. The $19,024 excess of the $39,024 fair value of the 9,291,521 shares over the $20,000 liability reduction will be charged to loss on conversion of debt in the three months ended June 30, 2022.

On April 19, 2022, the Company issued a noteholder 15,419,501 shares of common stock in satisfaction of $34,000 principal. The $30,762 excess of the $64,762 fair value of the 15,419,501 shares over the $34,000 liability reduction will be charged to loss on conversion of debt in the three months ended June 30, 2022.

On April 25, 2022, the Company issued a noteholder 9,070,295 shares of common stock in satisfaction of $20,000 principal. The $10,839 excess of the $30,839 fair value of the 9,070,295 shares over the $20,000 liability reduction will be charged to loss on conversion of debt in the three months ended June 30, 2022.

On April 27, 2022, the Company issued 4,337,500 shares of common stock in satisfaction of an $18,000 finder’s fee under the terms of the Finder’s Fee Agreement between the Company and JH Darbie.

On April 28, 2022, the Company issued a noteholder 11,065,760 shares of common stock in satisfaction of $24,400 principal. The $9,904 excess of the $34,304 fair value of the 11,065,760 shares over the $24,400 liability reduction will be charged to loss on conversion of debt in the three months ended June 30, 2022.

On April 29, 2022, the Company issued a noteholder 6,000,000 shares of common stock in satisfaction of $13,020 principal. The $6,180 excess of the $19,200 fair value of the 6,000,000 shares over the $13,020 liability reduction will be charged to loss on conversion of debt in the three months ended June 30, 2022.

On May 19, 2022, the Company issued a noteholder 6,748,328 shares of common stock in satisfaction of $11,101 principal. The $6,445 excess of the $17,546 fair value of the 6,748,328 shares over the $11,101 liability reduction will be charged to loss on conversion of debt in the three months ended June 30, 2022.

NOTE N - SUBSEQUENT EVENTS

On January 3, 2022, the Company issued a noteholder 5,673,765 shares of common stock in satisfaction of $32,667 interest. The $24,071 excess of the $56,738 fair value of the 5,673,765 shares over the $32,667 liability reduction will be charged to loss on conversion of debt in the three months ended March 31, 2022.

On January 6, 2022, the Company issued a noteholder 9,070,295 shares of common stock in satisfaction of $50,794 principal. The $19,047 excess of the $69,841 fair value of the 9,070,295 shares over the $50,794 liability reduction will be charged to loss on conversion of debt in the three months ended March 31, 2022.

On January 10, 2022, the Company issued a noteholder 5,714,286 shares of common stock in satisfaction of $30,000 principal. The $15,143 excess of the $45,143 fair value of the 5,714,286 shares over the $30,000 liability reduction will be charged to loss on conversion of debt in the three months ended March 31, 2022.

On January 11, 2022, the Company issued a noteholder 5,714,286 shares of common stock in satisfaction of $30,000 principal. The $14,571 excess of the $44,571 fair value of the 5,714,286 shares over the $30,000 liability reduction will be charged to loss on conversion of debt in the three months ended March 31, 2022.

On January 19, 2022, the Company issued 11,000,000 shares of common stock under the Company’s 2021 Stock Option Incentive Plan to Bill Edmonds for services rendered on behalf of the Company.

On January 19, 2022, the Company issued 5,000,000 shares of common stock under the Company’s 2021 Stock Option Incentive Plan to David Bradford for services rendered on behalf of the Company.

On January 19, 2022, the Company issued 5,000,000 shares of common stock under the Company’s 2021 Stock Option Incentive Plan to Lloyd Spencer for services rendered on behalf of the Company.

On January 19, 2022, the Company issued 1,000,000 shares of common stock under the Company’s 2021 Stock Option Incentive Plan to an employee as per the terms of his employment agreement.

On January 20, 2022, the Company issued 2,040,000 shares of common stock under the Company’s 2021 Stock Option Incentive Plan to Lloyd Spencer as per the terms of his employment agreement.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2021 and 2020

NOTE M - SUBSEQUENT EVENTS (continued)

On January 20, 2022, the Company issued 2,220,000 shares of common stock as compensation to a Consultant.

On January 20, 2022, the Company issued 8,000,000 shares of common stock in satisfaction of $25,571 principal, $12,000 interest, $2,279 default interest, $28,000 default amounts and $1,750 in fees for a total of $69,600. The $17,100 deficit of the $52,800 fair value of the 8,000,000 shares over the $69,600 liability reduction will be credited to loss on conversion of debt in the three months ended March 31, 2022.

On January 31, 2022, the Company issued a noteholder 6,265,664 shares of common stock in satisfaction of $25,000 principal. The $9,461 excess of the $34,461 fair value of the 6,265,664 shares over the $25,000 liability reduction will be charged to loss on conversion of debt in the three months ended March 31, 2022.

On February 1, 2022, the Company issued 7,722,008 shares of common stock in satisfaction of $30,000 principal. The $14,788 excess of the $44,788 fair value of the 7,722,008 shares over the $30,000 liability reduction will be charged to loss on conversion of debt in the three months ended March 31, 2022.

On February 2, 2022, the Company issued 8,805,111 shares of common stock in satisfaction of $74,429 principal, $424 default interest and $1,750 in fees for a total of $76,604. The $32,578 deficit of the $44,026 fair value of the 8,805,111 shares over the $76,604 liability reduction will be credited to loss on conversion of debt in the three months ended March 31, 2022.

On February 2, 2022, the Company issued 8,163,265 shares of common stock in satisfaction of $30,000 principal. The $10,816 excess of the $40,816 fair market value of the 8,163,265 shares over the $30,000 liability reduction will be charged to loss on conversion of debt in the three months ended March 31, 2022.

On February 2, 2022, the Company issued 6,802,721 shares of common stock in satisfaction of $25,000 principal. The $9,014 excess of the $34,014 fair value of the 6,802,721 shares over the $25,000 liability reduction will be charged to loss on conversion of debt in the three months ended March 31, 2022.

On February 10, 2022, the Company issued 6,606,111 shares of common stock in satisfaction of $20,000 principal. The $8,406 excess of the $28,406 fair market value of the 6,606,111 shares over the $20,000 liability reduction will be charged to loss on conversion of debt in the three months ended March 31, 2022.

On February 23, 2022, the Company issued 10,084,034 shares of common stock in satisfaction of $30,000 principal. The $17,395 excess of the $47,395 fair market value of the 10,084,034 shares over the $30,000 liability reduction will be charged to loss on conversion of debt in the three months ended March 31, 2022.

Note Purchase Agreement

On February 28, 2022, the Company (the “Borrower”) entered into a Note Purchase Agreement (“NPA”) with each of BHP Capital NY Inc. and Quick Capital, LLC (together, the “Investors”) and issued each of the Investors a Secured Convertible Promissory Note (the “Note”) in the amount of One Hundred Eighty-Seven Thousand Five Hundred and NO/100 Dollars ($187,500). The Notes have a term of one (1) year (“Maturity Date” of February 28, 2023) and shall have a one-time interest charge of ten percent (10%). The Borrower is to repay each Note with monthly payments as follows: (i) beginning on the four-month anniversary of the issue date, the Borrower is to pay $4,489.92 per month for months four through eleven, and (ii) then a balloon payment in the amount of $170,330.64 on the Maturity Date. The Notes are convertible into shares of Common Stock at any time after an Event of Default in any portion at the Default Conversion Price, in the sole discretion of the Holder. The “Default Conversion Price” shall mean $0.0005 per share. To the extent the Conversion Price of the Borrower’s Common Stock closes below the par value per share, the Borrower will take all steps necessary to solicit the consent of the stockholders to reduce the par value of the Common Stock to the lowest value possible under law. The Borrower agrees to honor all conversions submitted pending this adjustment. If the shares of the Borrower’s Common Stock have not been delivered within three (3) business days to the Holder, the Notice of Conversion may be rescinded by the Holder. If at any time the Conversion Price as determined hereunder for any conversion would be less than the par value of the Common Stock, then at the sole discretion of the Holder, the Conversion Price hereunder may equal such par value for such conversion and the Conversion Amount for such conversion may be increased to include Additional Principal, where “Additional Principal” means such additional amount to be added to the Conversion Amount to the extent necessary to cause the number of conversion shares issuable upon such conversion to equal the same number of conversion shares as would have been issued had the Conversion Price not been adjusted by the Holder to the par value price. The transaction closed on March 2, 2022.

The Notes are guaranteed by the Company and its subsidiaries. The Notes and the guarantees are secured by a pledge of substantially all of the assets of the Company and the guarantors.

The Company agrees to file an initial registration statement on Form S-1 covering the maximum number of registrable securities within 6 months of the execution of the NPA.

On March 14, 2022, Lloyd T. Spencer, the Company’s Chief Executive Officer, Secretary and Director, resigned in his position as Chief Executive Officer. Mr. Spencer will retain his roles as Secretary and Director. On March 14, 2022, upon the resignation of Mr. Spencer as the Company’s Chief Executive Officer, the Board of Directors appointed Bill Edmonds as its new Chief Executive Officer. Mr. Edmonds will retain his prior roles as interim Chief Financial Officer and Chairman of the Board of Directors. On March 14, 2022, the Board of Directors appointed David Bradford to President. Mr. Bradford will retain his prior role as Chief Operating Officer.

On March 21, 2022, the Company issued 12,605,042 shares of common stock in satisfaction of $30,000 principal. The $17,899 excess of the $47,899 fair market value of the 12,605,042 shares over the $30,000 liability reduction will be charged to loss on conversion of debt in the three months ended March 31, 2022.

On March 21, 2022, the Company issued 8,403,361 shares of common stock in satisfaction of $20,000 principal. The $11,933 excess of the $31,933 fair market value of the 8,403,361 shares over the $20,000 liability reduction will be charged to loss on conversion of debt in the three months ended March 31, 2022.

On March 24, 2022, the Company issued 9,142,857 shares of common stock in satisfaction of $20,000 principal. The $11,086 excess of the $31,086 fair market value of the 9,142,857 shares over the $20,000 liability reduction will be charged to loss on conversion of debt in the three months ended March 31, 2022.

On March 24, 2022, the Company issued 14,285,714 shares of common stock in satisfaction of $34,000 principal. The $14,571 excess of the $48,571 fair market value of the 14,285,714 shares over the $34,000 liability reduction will be charged to loss on conversion of debt in the three months ended March 31, 2022.

On March 25, 2022, holders of a majority of the Company’s issued and outstanding voting stock voted in favor of increasing the number of authorized shares of common stock from 500,000,000 to 1,000,000,000. On March 29, 2022, the Company filed its Information Statement with the Securities and Exchange Commission.